Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2018	2019	2020
Ship Management Fees	$16,536	$18,050	$18,884
Supervision Fees	275	275	275
Commissions	586	—	330